Income Taxes - Loss Before Provision for Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Noncontrolling Interest [Abstract]
United States	$ (24,618)	$ (12,969)	$ (2,261)
Foreign (Austria)	(9,259)	(10,006)	(10,957)
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Noncontrolling Interest, Total	$ (33,877)	$ (22,975)	$ (13,218)